Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 6,163	$ 9,849	$ 16,174	$ 37,954	$ 58,824	$ 41,844
Cost of Goods Sold	1,840	985	4,838	16,121	27,921	4,294
Gross profit	4,323	8,864	11,336	21,833	30,903	37,550
Operating expenses:
General and administrative	619,032	256,349	1,588,725	582,119	1,284,401	450,450
Stock-based compensation			129,657
Depreciation and amortization			777,338	7,330
Sales and marketing	14,099	11,688	30,161	50,098	45,998	27,932
Total operating expenses	633,131	268,037	1,618,886	632,217	1,330,399	478,382
Loss from operations	(628,808)	(259,173)	(1,607,550)	(610,384)	(1,299,496)	(440,832)
Other expense:
Interest expense	(20,967)	(12,160)	(104,643)	(12,160)	(41,837)	(495)
Foreign currency gain (loss)						(53)
Forgiveness of receivable - related party						(146,617)
Total other expense	(20,967)	(12,160)	(104,643)	(12,160)	(41,837)	(147,165)
Net loss	$ (649,775)	$ (271,333)	$ (1,712,193)	$ (622,544)	$ (1,341,333)	$ (587,997)
Net loss per share - basic	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.05)	$ (0.02)
Net loss per share - diluted	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.05)	$ (0.02)
Weighted average common shares outstanding - basic	28,008,183	27,655,560	27,779,164	27,655,560	27,656,094	26,112,909
Weighted average common shares outstanding - diluted					27,656,094	26,122,909
ALTANINE, INC. [Member]
Revenues
Cost of Goods Sold
Gross profit
Operating expenses:
General and administrative	440,440	804,325	1,075,765	984,661	1,403,308	3,978
Stock-based compensation	436,256	278,416	632,629	542,800	582,888
Depreciation and amortization	148,407	148,407	445,221	296,814	445,221
Research and development	238,773	124,600	366,777	184,600	569,157
Total operating expenses	1,263,876	1,355,748	2,520,392	2,008,875	3,000,574	3,978
Loss from operations	(1,263,876)	(1,355,748)	(2,520,392)	(2,008,875)	(3,000,574)	(3,978)
Other expense:
Interest expense	(93,951)	(92,482)	(335,896)	(176,069)	(279,096)
Change in fair value liability-classified warrants	(1,768,499)	44,687	(1,724,722)	64,537	42,953
Total other expense	(1,862,450)	(47,795)	(2,060,618)	(111,532)	(236,143)
Net loss	$ (3,126,326)	$ (1,403,543)	$ (4,581,010)	$ (2,120,407)	$ (3,236,717)	$ (3,978)
Net loss per share - basic	$ (0.12)	$ (0.05)	$ (0.18)	$ (0.09)
Net loss per share - diluted	$ (0.12)	$ (0.05)	$ (0.18)	$ (0.09)	$ (0.13)	$ (0.00)
Weighted average common shares outstanding - basic	26,166,013	25,988,043	26,048,239	23,484,538
Weighted average common shares outstanding - diluted	26,166,013	25,988,043	26,048,239	23,484,538	24,115,558	18,570,000